FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL RISK MANAGEMENT
Schedule of company's remaining contractual maturities for its financial liabilities

	As of December 31, 2019
		More than 1	Total contractual
		year but less	undiscounted	Carrying
	Within 1 year	than 3 years	cash flow	amount
	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	22,577	—	22,577	22,577
Amounts owed to related parties	36,217		36,217	36,217
Interest-bearing bank borrowings	—	—	—	—
Total	58,794	—	58,794	58,794

	As of December 31, 2018
		More than 1	Total contractual
		year but less	undiscounted	Carrying
	Within 1 year	than 3 years	cash flow	amount
	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	24,329	—	24,329	24,329
Amounts owed to related parties	36,203		36,203	36,023
Interest-bearing bank borrowings	—	—	—	—
Total	60,532	—	60,532	60,532

Schedule of loss before taxation

	As of December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000
Loss before taxation	414	353	86